Debt (India Office Building Mortgage) (Details) - USD ($)	Jun. 30, 2015	May 31, 2014
Union Bank of India Note [Member]
Debt Instrument [Line Items]
Long term debt, face value		$ 2,254,500
Union Bank of India Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Notes, interest rate		16.00%
Union Bank of India Note [Member] | Minimum [Member]
Debt Instrument [Line Items]
Notes, interest rate		15.00%
India office building mortgage [Member] | Standard Chartered Note [Member]
Debt Instrument [Line Items]
Long term debt, face value	$ 2,198,000
Effective interest rate	11.10%
Number of principal and interest payment installments	180